Annual Total Returns- Janus Henderson Emerging Markets Managed Volatility Fund (Class D Shares) [BarChart] - Class D Shares - Janus Henderson Emerging Markets Managed Volatility Fund - Class D	2015	2016	2017	2018	2019
Total	(10.08%)	1.24%	34.40%	(4.97%)	9.19%